Accruals (Tables)	12 Months Ended
Mar. 31, 2026
Accruals [Abstract]
Schedule of Accruals

Accruals consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Professional fee	1,124,186	1,340,634	170,999
Employee payroll and other benefits	11,322	144,818	18,472
Commission	650,806	1,278,304	163,049
Total accruals	1,786,314	2,763,756	352,520